MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. The annual fund operating expenses are based on estimated expenses for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 6 of the fund's prospectus and "Waivers of Sales Charges" on page 11 of the fund's statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS New Discovery Value Fund	A		B	C	I	R1	R2	R3	R4
Shareholder Fees, Column Name
A

B

C

I

ALL R

ALL R

ALL R

ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS New Discovery Value Fund	A	B	C	I	R1	R2	R3	R4
Operating Expenses, Column Name
A

B

C

I

R1

R2

R3

R4

Management Fee	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none
Other Expenses	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	1.36%	2.11%	2.11%	1.11%	2.11%	1.61%	1.36%	1.11%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS New Discovery Value Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
A
Class A Shares
		706	981
B
Class B Shares assuming redemption at end of period
		614	961
C
Class C Shares assuming redemption at end of period
		314	661
I
Class I Shares
		113	353
R1
Class R1 Shares
		214	661
R2
Class R2 Shares
		164	508
R3
Class R3 Shares
		138	431
R4
Class R4 Shares
		113	353

Expense Example, No Redemption MFS New Discovery Value Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
B
Class B Shares assuming no redemption at end of period
		214	661
C
Class C Shares assuming no redemption at end of period
		214	661

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests the fund's assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund's assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund's assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Small Cap Risk:  The stocks of small cap companies can be more volatile than stocks of larger companies.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S.
investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information
The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.